Going Concern (Details Narrative) (US VR Global Inc.) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stockholders' deficit	$ 245,000	$ 186,000
US VR Global Inc. [Member]
Stockholders' deficit		$ (1,889,348)	$ 65,534